                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Permit Capital, LLC
Address:  One Tower Bridge
          100 Front Street, Suite 900
          West Conshohocken, PA  19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul A. Frick
Title:  Vice President
Phone:  (610) 941-5006

Signature, Place, and Date of Signing:

   /s/ Paul A. Frick        West Conshohocken, PA             2/14/11
------------------------  -------------------------  -------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     No.   Form 13F File Number    Name
     ---   --------------------    -----------------------
     1     28-2635                 Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $147,623
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name
---   --------------------  -----------------------
2     28-11063              Permit Capital GP, L.P.

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
                                                                                                            VOTING AUTHORITY
                                    TITLE OF                VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                       CLASS        CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------                     ------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
CITIGROUP INC                          COM      172967101    2,664    563,176  SH         OTHER       2      X
DELL INC                               COM      24702R101    3,587    264,759  SH         OTHER       2      X
GENERAL ELECTRIC                       COM      369604103    4,337    237,118  SH         OTHER       2      X
GOLDMAN SACHS GROUP INC                COM      38141G104    3,716     22,100  SH         OTHER       2      X
INTERDIGITAL COMMUNICATIONS CORP       COM      45867G101      854     20,500  SH         OTHER       2      X
INTL BUSINESS MACHINES CORP            COM      459200101    1,071      7,300  SH         OTHER       2      X
IPASS INC                              COM      46261V108      717    573,468  SH         OTHER       2      X
IRON MTN INC                           COM      462846106    2,915    116,545  SH         OTHER       2      X
JOHNSON & JOHNSON                      COM      478160104    3,736     60,400  SH         OTHER       2      X
LIBERTY MEDIA HOLDG CORP          INT COM SER A 53071M104    5,968    378,423  SH         OTHER       2      X
MASTERCARD INC                       CLASS A    57636Q104    1,535      6,850  SH         OTHER       2      X
MCKESSON CORP                          COM      58155Q103    1,865     26,500  SH         OTHER       2      X
NEWCASTLE INVESTMENT CORP              COM      65105M108      480     71,615  SH         OTHER       2      X
NOBLE CORP                             COM      H5833N103    1,411     39,450  SH         OTHER       2      X
OMNICARE INC.                          COM      681904108      974     38,350  SH         OTHER       2      X
SBA COMMUNICATIONS CORP                COM      78388J106   90,472  2,209,878  SH         OTHER       2      X
SPRINT NEXTEL CORP                     COM      852061100    1,654    391,000  SH         OTHER       2      X
TELVENT GIT SA                         SHS      E90215109    3,895    147,421  SH         OTHER       2      X
TNS INC                                COM      872960109      978     47,000  SH         OTHER       2      X
VODAFONE GROUP PLC                SPONS ADR NEW 92857W209    5,216    197,275  SH         OTHER       2      X

ALTRIA GROUP INC                       COM      02209S103      739     30,000  SH         OTHER      1,2     X
ANNHEUSER BUSCH INBEV SA/NV         SPONS ADR   03524A108      551      9,650  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL            CL A      084670108    1,807         15  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL            CL B      084670702      106      1,325  SH         OTHER      1,2     X
BROWN FORMAN CORP                     CL A      115637100      555      8,000  SH         OTHER      1,2     X
COMCAST CORP NEW                    CL A SPL    20030N200      520     25,000  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS INC              COM      573284106      553      6,000  SH         OTHER      1,2     X
MASTERCARD INC                       CLASS A    57636Q104      531      2,370  SH         OTHER      1,2     X
PHILIP MORRIS INTL INC                 COM      718172109    1,990     34,000  SH         OTHER      1,2     X
SCRIPPS NETWORKS INTERACTIVE        CL A COM    811065101      369      7,125  SH         OTHER      1,2     X
WASHINGTON POST CO                    CL B      939640108      220        500  SH         OTHER      1,2     X
WELLS FARGO & CO NEW                   COM      949746101      852     27,500  SH         OTHER      1,2     X
UNILEVER NV                        NY SHS NEW   904784704      785     25,000  SH         OTHER      1,2     X